Note 14 - Stock-based Compensation - Fair Value of Each Option Grant Assumptions Used (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Risk free rate	1.50%	1.10%
Expected life in years (Year)	4 years 273 days	4 years 273 days
Expected volatility	28.90%	33.00%
Dividend yield	0.20%	0.30%
Weighted average fair value per option granted (in dollars per share)	$ 12.36	$ 9.64